The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Disciplined Small Core Fund (formerly known as Columbia Small Cap Core Fund) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 18, 2016 (Accession No. 0001193125-16-544202), which is incorporated herein by reference.